EDGAR

March 2, 2001


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Filing Pursuant to Rule 497(j)
         John Hancock World Fund
            John Hancock Biotechnology Fund
            John Hancock Communications Fund
            John Hancock Consumer Industries Fund
            John Hancock European Equity Fund
            John Hancock Health Sciences Fund
            John Hancock Pacific Basin Equities Fund

          File Nos. 33-10722; 811-4932

       CERTIFICATE UNDER RULE 497(j)  (0000807639)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statements of Additional Information dated March 1, 2001 for the above-captioned registrant that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                                 Sincerely,


                                                 /s/Joan O'Neill
                                                 ---------------
                                                 Joan O'Neill



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